Right of Use Asset - Schedule of Right of Use Asset (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Schedule of Right of Use Asset [Line Items]
Right of use asset at, beginning		د.إ 1,343,361
Charge for the period	$ 130,968	480,915	د.إ 475,543	د.إ 981,439
Right of use asset at, ending	234,871	862,446		1,343,361
Asset capitalized [Member]
Schedule of Right of Use Asset [Line Items]
Right of use asset at, beginning	1,147,725	4,214,447	4,030,844	4,030,844
Capitalized during the period				183,603
Right of use asset at, ending	1,147,725	4,214,447		4,214,447
Depreciation [Member]
Schedule of Right of Use Asset [Line Items]
Right of use asset at, beginning	781,886	2,871,086	د.إ 1,889,647	1,889,647
Charge for the period	130,968	480,915		981,439
Right of use asset at, ending	$ 912,854	د.إ 3,352,001		د.إ 2,871,086